Basis of Presentation	9 Months Ended
Sep. 30, 2013
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).

        The accompanying interim balance sheet as of September 30, 2013, the statements of operations and comprehensive loss for the three and nine months ended September 30, 2013 and 2012 and statements of cash flows for the nine months ended September 30, 2013 and 2012, and the financial data and other information disclosed in these notes related to the nine months ended September 30, 2013 and 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited annual financial statements as of and for the year ended December 31, 2012, and, in the opinion of management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the Company's financial position as of September 30, 2013, and the results of its operations and its cash flows for the three and nine months ended September 30, 2013 and 2012.

        The results for the nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013, any other interim periods, or any future year or period. These interim financial statements should be read in conjunction with the audited financial statements as of and for the year ended December 31, 2012, and the notes thereto, which are included in the Company's Prospectus that forms a part of the Company's Registration Statement on Form S-1 (File No. 333-190417), which was filed with the Securities and Exchange Commission (the SEC) pursuant to Rule 424(b) on September 19, 2013 (the Prospectus).

        On September 24, 2013 the Company completed its initial public offering (IPO) whereby the Company sold 6,417,000 shares of common stock (including 837,000 shares of common stock sold by the Company pursuant to the full exercise of an overallotment option by the underwriters in connection with the offering) at a price of $15.00 per share. The shares began trading on the Nasdaq Global Select Market on September 19, 2013. The aggregate net proceeds received by the Company from the offering were $86.8 million, net of underwriting discounts and commissions and estimated offering expenses payable by the Company. Upon the closing of the IPO, all outstanding shares of convertible preferred stock converted into 18,516,993 shares of common stock and warrants exercisable for convertible preferred stock were automatically converted into warrants exercisable for 141,370 shares of common stock, resulting in the reclassification of the related convertible preferred stock warrant liability of $2.0 million to additional paid-in capital. Additionally, the Company is now authorized to issue 175,000,000 shares of common stock and 25,000,000 shares of undesignated preferred stock.

        On September 24, 2013 the Company also completed the sale of a private placement of 666,667 shares of common stock to Celgene Corporation at the IPO price of $15.00 per share concurrent with and at the same offer price as the IPO. The aggregate net proceeds received by the Company from the concurrent private placement were $10.0 million.

        On August 23, 2013, the board of directors (the Board) and the stockholders of the Company approved a one-for-four reverse stock split of the Company's outstanding common stock, which was effected on September 3, 2013. Stockholders entitled to fractional shares as a result of the reverse stock split will receive a cash payment in lieu of receiving fractional shares. The Company's historical share and per share information have been retroactively adjusted to give effect to this reverse stock split. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities.

        The accompanying condensed financial statements reflect the application of certain significant accounting policies as described below and elsewhere in these notes to the financial statements. As of September 30, 2013, the Company's significant accounting policies and estimates, which are detailed in the Company's Prospectus, have not changed.